Expense Example - SA Multi-Managed Income Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 3 Years	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	126	400	694	1,531	142	446	773	1,699	152	477	826	1,810